Interest payable (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of interest payable
	As at December 31,
	2019	2020
	RMB’000	RMB’000

Interest payable to third parties	14,510	27,647
Interest payable to related parties(1)	127	1,009
Interest payable to shareholders(2)	3,086	7,466
Total	17,723	36,122